Debt	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Debt

Note 7 — Debt

Debt consists of the following:

	June 30, 2026	September 30, 2025

Notes payable	$995	$3,934
7% promissory notes – related parties	1,397	2,251
Total debt	2,392	6,185
Less: Amounts classified as current	(2,392)	(5,086)
Noncurrent portion	$—	$1,099

Debt measured at fair value consists of the following:

	June 30, 2026	September 30, 2025

Notes payable – measured at fair value	$3,360	$—
Total debt measured at fair value	3,360	—
Less: Amounts classified as current	(3,360)	—
Noncurrent portion	$—	$—

Exchange Agreements

On March 13, 2026, the Company entered into an exchange agreement pursuant to which certain outstanding indebtedness and other amounts owed were exchanged for shares of the Company’s Class A Common Stock. Under this agreement, outstanding obligations of $1,425 were partially settled through the issuance of shares having an aggregate value of $615, with the remaining balance of $810 to be resolved under a separate agreement.

On June 5, 2026, the Company entered into a final exchange agreement pursuant to which certain outstanding indebtedness and other amounts owed were exchanged for shares of the Company’s Class A Common Stock. Under the agreement, the remaining balance of $810 was settled through the issuance of shares having an aggregate value equal to the remaining outstanding obligation. Upon closing, the applicable exchanged obligations were to be cancelled and extinguished in accordance with the terms of the respective agreements. In connection with these agreements, the Company issued 459,310 shares of the Company’s Class A Common Stock and recognized a loss on the extinguishment of debt of $149, which was recorded in loss on extinguishment of notes payable in the condensed consolidated statements of operations and comprehensive loss.

During the nine months ended June 30, 2026, the Company and the holders of four notes agreed to settle the outstanding principal and accrued interest, totaling $3,001, for 1,207,015 shares of the Company’s Class A Common Stock. The Company recognized a loss on the extinguishment of debt of $597, which was recorded in loss on extinguishment of notes payable in the condensed consolidated statements of operations and comprehensive loss.

During the nine months ended June 30, 2025, the Company and the holders of three notes agreed to settle the outstanding principal and accrued interest, totaling $661, for 79,868 shares of the Company’s Class A Common Stock. The Company recognized a loss on the extinguishment of debt of $300 recorded in loss on extinguishment of notes payable in the condensed consolidated statements of operations and comprehensive loss.

Convertible Notes

Between February 23, 2026 and March 31, 2026, the Company entered into three securities purchase agreements providing for the issuance of convertible notes.

Bridge Promissory Notes

The first two agreements, entered into on February 23, 2026 and March 16, 2026, provided for bridge promissory notes with an aggregate principal amount of $554, aggregate original issue discount of $72, aggregate purchase price of $482, and one-time interest charges of 12%, resulting in net proceeds to the Company of $445. These bridge notes mature on December 30, 2026 and January 15, 2027, respectively, and require aggregate scheduled payments of $621.

Leviston Senior Convertible Notes

The third agreement, entered into on March 31, 2026, with Leviston Resources, LLC (“Leviston”), provided for a senior secured convertible note with a principal amount of $3,000 (the “Convertible Note”). The holder funded $2,500, reflecting an original issue discount of $500, and $25 was withheld for legal fees, resulting in net proceeds to the Company of $2,475. This note bears interest at 10% per annum, matures on July 31, 2026, at which time the outstanding principal and accrued interest are due and payable in cash, unless earlier converted in accordance with its terms. Following an Event of Default (as defined in the Convertible Note), all amounts owing by the Company to the holder shall be increased to an amount equal to 125% of the then outstanding obligations. At any time prior to maturity, the holder may convert all or a portion of the outstanding principal and accrued interest into shares of Class A Common Stock in the manner set forth in the Convertible Note. Subject to adjustment as set forth in the Convertible Note, the conversion price is the lesser of (A) the closing price on March 31, 2026 and (B) 85% of the lowest 8-day VWAP of the Class A Common Stock immediately prior to and including the date of the conversion notice. With respect to the March 31, 2026 financing, the Company entered into a registration rights agreement and a security agreement.

On May 13, 2026, the Company entered into a First Amendment to the Securities Purchase Agreement and Senior Secured Convertible Note (the “First Amendment”) with Leviston amending the Senior Secured Convertible Note originally issued on March 31, 2026 (the “Original Note”). Pursuant to the First Amendment, Leviston advanced an additional $833 to the Company, increasing the total funded amount under the Original Note to $3,333. The First Amendment increased the aggregate principal amount of the Original Note, inclusive of a 16.667% original issue discount, from $3,000 to $4,000. Interest on the incremental $1,000 of principal created by the First Amendment commenced accruing on May 13, 2026; interest on the original $3,000 principal continues to accrue in accordance with the terms of the Original Note as in effect immediately prior to May 13, 2026.

On May 13, 2026, the Company entered into an Investor Rights Agreement (the “IRA”) with Leviston, in connection with the Senior Secured Convertible Note originally entered into on March 31, 2026 and amended pursuant to the First Amendment described above. Pursuant to the IRA, the Company granted Leviston the right, but not the obligation, to purchase one or more additional senior secured convertible notes (each, an “Additional Note”) from the Company during the seven-month period commencing May 13, 2026 and ending December 13, 2026, in an aggregate principal amount not to exceed $4,000, with a corresponding maximum aggregate cash subscription amount of approximately $3,333, reflecting the same 16.667% original issue discount as the Original Note. Each Additional Note will be issued in minimum tranches of $300 of principal, will bear interest at 10% per annum (18% upon an event of default), will mature four months from its respective issuance date, and will be convertible into shares of the Company’s Class A Common Stock at a price equal to the lesser of (i) the closing price of the Common Stock on the applicable issuance date and (ii) 85% of the lowest 8-day volume-weighted average price immediately prior to and including the date of the applicable conversion notice. Following an Event of Default (as defined in the Additional Note), all amounts owing by the Company to the holder shall be increased to an amount equal to 125% of the then outstanding obligations. Any Additional Notes issued under the IRA will constitute senior secured indebtedness of the Company ranking pari passu with, and secured by the same collateral as, the Original Note.

On May 18, 2026, the Company satisfied in full the entire $4,000 of outstanding principal under the Original Note, together with all accrued interest thereon, through the conversion of such amounts into an aggregate of 2,500,000 shares of Common Stock. Upon such full satisfaction, the Original Note, the Securities Purchase Agreement, dated March 31, 2026, between the Company and Leviston (as amended by the First Amendment), and the Registration Rights Agreement, dated March 31, 2026, between the Company and Leviston, terminated in accordance with their terms.

Based on the fair value of the shares issued at the time of settlement of $6,827, or $2.73 per share, the Company recognized a loss on extinguishment of debt of $3,328, which was recorded in loss on extinguishment of notes payable in the condensed consolidated statements of operations and comprehensive loss.

Leviston Senior Convertible Notes Measured at Fair Value

On May 18, 2026, the Company issued to Leviston an Additional Note pursuant to the IRA with a principal amount of $1,200. The holder funded $1,000 reflecting an original issue discount of $200, resulting in net proceeds to the Company of $1,000. This note bears interest at 10% per annum, and matures on September 18, 2026, at which time the outstanding principal and accrued interest are due and payable in cash, unless earlier converted in accordance with its terms. At any time prior to maturity, the holder may convert all or a portion of the outstanding principal and accrued interest into shares of Class A Common Stock in the manner set forth in the Additional Note. Subject to adjustment as set forth in the Additional Note, the conversion price is the lesser of (A) the closing price on May 18, 2026 and (B) 85% of the lowest 8-day VWAP of the Class A Common Stock immediately prior to and including the date of the conversion notice. The Company elected the fair value option to account for this note. See Note 14, Fair Value Measurements.

On June 22, 2026, the Company issued to Leviston a senior secured convertible note with a principal amount of $2,800. The holder funded $2,333, reflecting an original issue discount of $467, and $25 was withheld for legal fees, resulting in net proceeds to the Company of $2,308. This note bears interest at 10% per annum, and matures on October 22, 2026, at which time the outstanding principal and accrued interest are due and payable in cash, unless earlier converted in accordance with its terms. Following an Event of Default (as defined in the Additional Note), all amounts owing by the Company to the holder shall be increased to an amount equal to 125% of the then outstanding obligations. At any time prior to maturity, the holder may convert all or a portion of the outstanding principal and accrued interest into shares of Class A Common Stock in the manner set forth in the Additional Note. Subject to adjustment as set forth in the Additional Note, the conversion price is the lesser of (A) the closing price on June 22, 2026 and (B) 85% of the lowest 8-day VWAP of the Class A Common Stock immediately prior to and including the date of the conversion notice. The Company elected the fair value option to account for this note. See Note 14, Fair Value Measurements.

Maximcash Loan and Security Agreement

On January 15, 2026, the Company amended an existing loan and security agreement, dated August 13, 2025, pursuant to which the Company was provided with a closed-end commercial loan in the original principal amount of $600. Under the amendment, the Company agreed to make an additional interim payment of $33, and make a principal reduction payment of $233. The amendment also provided for an equity-based settlement of the remaining obligations under the loan, subject to the effectiveness of a registration statement covering shares of the Company’s common stock held by or for the benefit of Maximcash Solutions LLC and the Company’s timely payment of the required cash amounts. During the nine months ended June 30, 2026, the Company settled the remaining outstanding indebtedness under the arrangement. In connection with the settlement, indebtedness of $232, consisting of principal of $140 and accrued interest of $92, was settled through the issuance of 169,375 shares of the Company’s Class A Common Stock.

Based on the fair value of the shares issued or delivered at the time of settlement of $376, or $2.22 per share, the Company recognized a loss on extinguishment of debt of $144, which was recorded in loss on extinguishment of notes payable in the condensed consolidated statements of operations and comprehensive loss.

Purchase and Sale of Future Receipts

During the nine months ended June 30, 2026, the Company also amended two existing agreements for the purchase and sale of future receipts, pursuant to which the Company agreed to sell to the buyers additional future trade receipts totaling $1,966 (together with amounts already outstanding under these agreements, the “Future Receipts Purchased Amount”) for net proceeds to the Company of $806. Under the agreements, the Company granted the buyers a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Company must repay the Future Receipts Purchased Amount in varying weekly installments through July 2026. In December 2024, the Company entered into an agreement for the purchase and sale of future receipts with an unrelated buyer pursuant to which the Company agreed to sell to the buyer certain future trade receipts in the aggregate amount of $710 for net proceeds to the Company of $480. Under the agreement, the Company granted the buyer a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount.

During the nine months ended June 30, 2025, the Company entered into three agreements for the purchase and sale of future receipts with unrelated buyers, pursuant to which the Company agreed to sell to the buyer certain future trade receipts in the aggregate amount of $2,918 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $1,930. Under the agreements, the Company granted the buyers a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Company was required to pay the Future Receipts Purchased Amount in varying weekly installments through November 2025.

Notes Payable with Financial Institutions

During the nine months ended June 30, 2025, the Company entered into two notes payable with financial institutions for net proceeds of $545. The notes have terms of seven to eighteen months and require weekly payments totaling $819, including finance charges. The notes are secured by substantially all of the Company’s assets and one note is guaranteed by an officer and director of the Company. The Company also borrowed $100 from an unrelated investor.

Total Principal Payments and Remaining Principal Balances on Non-Related Party Debt

During the nine months ended June 30, 2026 and 2025, the Company made principal payments on notes payable of $2,842 and $655, respectively. As of June 30, 2026, notes payable having an aggregate remaining principal balance of $995 were outstanding and are included in “Notes payable” in the condensed consolidated balance sheet. As of June 30, 2026, notes payable measured at a fair value of $3,360 are included in “Notes payable – measured at fair value” in the condensed consolidated balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which bear interest at 7% per annum and are unsecured. One 7% promissory note, having a principal balance of $229 as of June 30, 2026, is payable in monthly payments of varying amounts through September 2026. The other 7% promissory note, having a principal balance of $1,168 as of June 30, 2026, no longer bears interest; the outstanding principal and previously accrued interest balance is payable in monthly payments of varying amounts through March 2027, with the remaining principal of $979 payable on May 15, 2027. The outstanding principal balance of the 7% promissory notes is included in “Notes payable — related parties, current” and “Notes payable — related parties, noncurrent” in the condensed consolidated balance sheet as of June 30, 2026. During the nine months ended June 30, 2026 and 2025, the Company made principal payments of $854 and $115, respectively, on the 7% promissory notes.

Note 10 — Debt

Debt consists of the following:

	September 30,
	2025	2024

Notes payable	$3,934	$598
7% promissory notes – related parties	2,251	2,495
Notes payable – related parties	—	330
Total debt	6,185	3,423
Less: Amounts classified as current	(5,086)	(2,141)
Noncurrent portion	$1,099	$1,282

Notes Payable

During the year ended September 30, 2025, the Company entered into three notes payable with financial institutions for net proceeds of $1,734. The notes have terms of seven to eighteen months and require weekly payments, including finance charges, totaling $2,791. The notes are secured by substantially all of the Company’s assets and one note is guaranteed by an officer and director of the Company.

The Company also entered into four additional notes payable having an aggregate principal amount of $1,275 with unrelated investors to meet its working capital needs. Net proceeds from the issuance of the notes were $1,152. Two of the notes bear interest at rates ranging from 7% to 12% per annum; the remaining notes were issued at a discount and bear no interest. The notes mature at various dates from February 2025 to August 2026. One note requires monthly principal payments of $103 commencing in March 2026; the remainder of the notes require payment of the principal balance upon maturity. One note, having a principal amount of $550, provides that the principal and accrued interest thereon, totaling $616, may at the option of the investor be converted into shares of the Company’s Class A Common Stock at any time prior to maturity in August 2026. The Company also entered into a stock pledge agreement with an investor, pursuant to which the Company issued 150,000 shares of its Class A Common Stock as security for the Company’s payment of amounts owed under the note. While such shares are held as collateral the investor is entitled to voting and other rights relating to the shares and, in the event of a default by the Company, the investor would be entitled to sell the pledged shares and apply the proceeds to the balance due under the note. Upon the Company’s repayment of the note, all interest in the pledged shares will revert to the Company.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

In connection with the issuance of two notes payable, during the year ended September 30, 2025, the Company issued 34,375 shares of its Class A Common Stock to the investors. The Company accounted for the shares at their fair value of $212 which was recorded as an increase to additional paid-in capital and as a discount to notes payable on the consolidated balance sheet.

During the year ended September 30, 2025, the Company entered into three agreements for the purchase and sale of future receipts with unrelated buyers, pursuant to which the Company agreed to sell to the buyers certain future trade receipts in the aggregate amount of $4,417 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $2,430. Under the agreements, the Company granted the buyers a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Company must repay the Future Receipts Purchased Amount in varying weekly installments through March 2026.

During the year ended September 30, 2024, the Company entered into six promissory notes having an aggregate principal amount of $1,069 with unrelated investors to meet its working capital needs. The Company also issued convertible notes with an aggregate principal amount of $200 to unrelated investors. Net proceeds from the issuance of the notes were $1,198. The notes bear interest at rates ranging from 6% to 76% per annum; one note was issued at a discount and bears no interest. The notes mature at various dates through December 2024 and are unsecured. One note required weekly payments of $4. In connection with the Merger, all outstanding convertible notes were converted into 3,004 shares of the Company’s Class A Common Stock and the $206 carrying amount of the notes and accrued interest thereon was credited to equity, with no gain or loss recognized.

During the year ended September 30, 2024, the Company issued immediately exercisable warrants to purchase an aggregate of 20,196 shares of its common stock in connection with the issuance of certain notes. The warrants had exercise prices ranging from $0.10 to $20.00 per share and terms of one to two years. The Company evaluated the warrants and determined that they met all the requirements for equity classification under ASC 815. The Company accounted for each of the warrants as detachable warrants at their fair value, using the relative fair value method, and allocated $155 of the proceeds to the warrants. This amount was recorded as an increase to additional paid-in capital and as a discount to notes payable on the consolidated balance sheets. The Company amortized the discount over the term of the related notes using the effective interest method. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility of 55.0-55.6%; no expected dividend yield; risk-free interest rate of 4.7-5.3%; and expected term of one to two years.

During the year ended September 30, 2025, the Company and the holders of three notes agreed to settle the outstanding principal and accrued interest, totaling $661, in exchange for 79,868 shares of the Company’s Class A Common Stock. The Company recognized a loss on the extinguishment of debt of $300, which is included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss.

During the years ended September 30, 2025 and 2024 the Company made principal payments of $1,215 and $1,749, respectively, on notes payable. As of September 30, 2025, notes payable having a remaining principal balance of $4,264 were outstanding and are included in “Notes payable, current” at a carrying amount of $3,934 (net of unamortized discount of $330) in the consolidated balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum and are unsecured. During the year ended September 30, 2025, the Company and the holders of the 7% promissory notes each agreed to extend the payment terms, such that the outstanding principal and accrued interest will be repaid in monthly payments of varying amounts through March 2027, with the remaining principal balance of $979 payable on May 15, 2027. As a result of these agreements, the Company has reclassified $1,099 of the outstanding principal balance of the 7% promissory notes to “Notes payable — related parties, noncurrent” in the consolidated balance sheet as of September 30, 2025. The portion of the 7% promissory notes due within one year is included in “Notes payable — related parties, current” in the consolidated balance sheets. During the years ended September 30, 2025 and 2024, the Company made principal payments of $244 and $854 on the 7% promissory notes.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Notes Payable — Related Parties

During the year ended September 30, 2024, the Company entered into two promissory notes having an aggregate principal amount of $495 with a related party to meet its working capital needs. Net proceeds from the issuance of the notes were $450. The notes bear no interest, are unsecured and matured at various dates through November 2024. The Company repaid one of the notes, having a principal balance of $165, during the year ended September 30, 2024 and repaid the remaining note, having a principal balance of $330, during the year ended September 30, 2025.